Long-term Debt - Schedule of Long Term Debt (Details)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Accumulated amortization	$ 754,000		$ 477,000
Deferral of employment tax deposits and payments	1,521,000	$ 1,219,000	2,361,000	$ 1,878,000
Other	120,000		213,000
Unamortized transaction costs (net of accumulated amortization of $754,000 and $477,000)	(718,000)		(199,000)
Borrowings	106,676,000		54,951,000
Current portion of long-term debt	19,316,000		35,134,000
Long-term debt	87,360,000		19,817,000
Senior secured revolving credit facility (the "Credit Facility")
Disclosure of detailed information about borrowings [line items]
Senior secured revolving credit facility (the “Credit Facility”)	66,631,000		31,023,000
Secured loans
Disclosure of detailed information about borrowings [line items]
Senior secured revolving credit facility (the “Credit Facility”)	8,596,000		0
Secured and subordinated loans	8,596,000		0
Subordinated unsecured loan
Disclosure of detailed information about borrowings [line items]
Secured and subordinated loans	17,500,000		0
Maturity April 3, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 3,100,000
Interest rate	5.80%	5.80%
Balance of purchase payable with a nominal value	$ 3,100,000		2,988,000
Maturity October 1, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 1,800,000
Interest rate	6.00%	6.00%
Balance of purchase payable with a nominal value	$ 1,748,000		1,649,000
Maturity December 13, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 8,519,000	$ 6,825,000
Interest rate	6.00%	6.00%
Balance of purchase payable with a nominal value	$ 8,178,000		7,770,000
Maturity February 1, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 3,259,000
Interest rate	5.70%	5.70%
Balance of purchase payable with a nominal value	$ 0		3,112,000
Unsecured Promissory Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	4,800,000
PPP Loan
Disclosure of detailed information about borrowings [line items]
Unsecured promissory notes	$ 0		$ 6,034,000